Retirement Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Employer matching contribution, percent	50.00%
Maximum annual contribution per employee, percent	3.00%
Description of defined contribution pension and other postretirement plans	Employees’ rights to employer contributions vest on the one-year anniversary of their date of employment.
Defined benefit plan employee vested minimum period, years	1 year
Amount accrued for company's approved discretionary match	$ 0	$ 0